Organization and Summary of Significant Accounting Policies - Concentration Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark | Supplier Concentration Risk | Supplier One
Concentration Risk [Line Items]
Concentration risk percentage		34.50%	34.00%	42.80%	42.60%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier One
Concentration Risk [Line Items]
Concentration risk percentage	20.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier Two
Concentration Risk [Line Items]
Concentration risk percentage	19.10%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier Three
Concentration Risk [Line Items]
Concentration risk percentage	14.20%
Customer One | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	16.50%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	16.10%		15.20%
Customer Two | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	16.60%	11.80%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	12.90%		13.30%
Customer Three | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		10.10%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	11.80%		12.80%
Three Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	40.80%
Four Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			53.00%
Customer Four | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			11.80%
Two Customers | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				24.00%	24.00%
One Customer | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				10.20%	11.20%
One Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				23.60%